LOANS (Details Narrative) - CAD ($)			9 Months Ended
	Dec. 04, 2020	May 19, 2020	Sep. 30, 2021	Apr. 23, 2021
IfrsStatementLineItems [Line Items]
Interest rate		25.00%
Canada Emergency Business Account [Member]
IfrsStatementLineItems [Line Items]
Loan received		$ 40,000
Interest rate		5.00%	0.00%	5.00%
Maturity		three-year term loan	Dec. 31, 2022
Proceeds from loan	$ 20,000
Loan forgiveness	$ 10,000			$ 20,000
Unsecured loan received				$ 60,000